Related Party Balances and Transactions (Details 5) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Baidu Capital L.P.
Related Party Transaction [Line Items]
Interest payable on behalf of related party	¥ 8,065	¥ 21,671	¥ 0